Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	For the years ended December 31,
	2012	2011
Number of options granted	25,000	127,000
Weighted average exercise price	$6.00	$6.54
Weighted average fair value of options	$2.33	$3.02
Expected life in years (1)	5.07	4.59
Expected volatility (2)	43.61%	55.69%
Risk-free interest rate (3)	0.77%	0.98%
Dividend yield (4)	-%	-%

Transactions Under The Company's Stock Option Plans [Table Text Block]

Transactions under the Company’s stock option plans for 2012 and 2011 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2010	775,468	$5.90	3.9	$1,049,184
Options granted	127,000	6.54
Options exercised	(233,105)	3.39
Options forfeited	(2,890)	3.98
Options expired	(23,267)	9.62
Outstanding at December 31, 2011	643,206	$6.80	5.3	$517,867
Options granted	25,000	6.00
Options exercised	(117,240)	4.99
Options forfeited	(12,499)	6.06
Options expired	(22,135)	9.73
Outstanding at December 31, 2012	516,332	$7.06	5.4	$327,725
Exercisable at December 31, 2012	415,837	$7.21	4.6	$322,325

Information About Stock Options Outstanding [TableTextBlock]

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	119,750	6.4	$3.87	119,750	$3.87
4.01 - 8.00	231,675	7.4	6.51	131,180	6.59
8.01 - 12.00	120,256	1.2	9.22	120,256	9.22
12.01 - 16.00	44,651	4.1	12.62	44,651	12.62
Total	516,332	5.4	$7.06	415,837	$7.21

Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

	For the years ended December 31,
	2012	2011
Compensation expense	$148,996	$127,286
Income tax benefit	54,458	49,159

Information About Options Exercised [TableTextBlock]

Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2012 and 2011:

	For the years ended December 31,
	2012	2011
Number of options exercised	117,240	233,105
Total intrinsic value of options exercised	$121,973	$753,440
Cash received from options exercised	185,976	449,717
Tax deduction realized from options exercised	43,319	298,494

Restricted Stock Grants [TableTextBlock]

Restricted stock awards granted during the years ended December 31, 2012 and 2011 were as follows:

	For the years ended December 31,
	2012	2011
Number of shares granted	29,500	68,500
Average grant date fair value	$6.07	$6.49

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transactions Under The Company's Stock Option Plans [Table Text Block]

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2011	93,684	$6.06
Granted	29,500	6.07
Vested	(29,209)	5.90
Forfeited	(3,000)	6.15
Nonvested restricted stock at December 31, 2012	90,975	$6.10

Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

	For the years ended December 31,
	2012	2011
Compensation expense	$160,509	$93,916